Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate
	For Years Ended December 31,
	2014	2015	2016
	%	%	%
PRC Statutory income tax rates	25.0	25.0	25.0
Change in valuation allowance	(22.4)	(22.5)	(23.2)
Permanent book – tax difference	(12.1)	(0.1)	1.0
Difference in EIT rates of certain subsidiaries	0.0	(3.1)	(2.0)
Effect of tax holiday	9.5	0.7	(0.7)
Total	0.0	0.0	0.1

Schedule of aggregate amount and per share effect of the tax holidays
	For the Years Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$ (Note 2(d))
Aggregate amount	(42,567)	(9,974)	—	—
Basic net loss per share effect	(0.40)	(0.04)	—	—
Diluted net loss per share effect	(0.40)	(0.04)	—	—

Schedule of significant components of deferred tax assets and liabilities
	As of December 31,
	2015	2016
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	21,765	112,946	16,268
Net operating loss carry forwards	459,109	944,772	136,076
Carryforwards of un-deducted advertising expenses	31	2,634	379
Allowance for doubtful accounts	—	7,730	1,113
Subtotal	480,905	1,068,082	153,836
Less: valuation allowance	(480,905)	(1,068,082)	(153,836)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arisen from business combination	(24,415)	(23,456)	(3,378)
Total non-current deferred tax assets, net	(24,415)	(23,456)	(3,378)

Schedule of movement of valuation allowance
	For the Years Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$ (Note 2(d))
Balance as the beginning of the year	46,121	150,817	480,905	69,265
Additions	112,421	332,086	596,944	85,978
Written off for expiration of net operating losses	—	(1,998)	(9,767)	(1,407)
Utilization of previously unrecognized tax losses and un-deductible advertising expenses	(7,725)	—	—	—
Balance as the end of the year	150,817	480,905	1,068,082	153,836